PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jul. 31, 2015
Property, Plant and Equipment [Table Text Block]
	July 31,	July 31,
	2015	2014
Machinery equipment	$5,275,080	$3,997,506
Computer and office equipment	56,558	59,316
Vehicle	74,111	38,558
Property under capital lease	2,759,547	2,756,573
Total property, plant and equipment	8,165,296	6,851,953
Less: accumulated depreciation	(485,973)	(72,697)
Total	$7,679,323	$6,779,256

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Year ending July 31, 2016	$210,397
Year ending July 31, 2017	210,397
Year ending July 31, 2018	210,397
Year ending July 31, 2019	210,397
Year ending July 31, 2020	210,397
Later years	4,996,921
Total minimum lease payments	6,048,906
Less: Amount representing interest	(3,327,865)
Total	$2,721,041